7. Stock Option Plans (Details 1)	12 Months Ended
Dec. 31, 2014 $ / shares shares
Number of shares Outstanding end of period | shares	1,690,500
Weighted average exercise price, ending | $ / shares	$ 0.29
0.48
Number of shares Outstanding end of period | shares	345,500
Weighted average remaining contractual life	1 year 2 months 12 days
Weighted average exercise price, ending | $ / shares	$ 0.48
Number Exercisable | shares	345,500
Weighted average exercise price | $ / shares	$ 0.48
0.25
Number of shares Outstanding end of period | shares	1,295,000
Weighted average remaining contractual life	3 years 1 month 6 days
Weighted average exercise price, ending | $ / shares	$ 0.25
Number Exercisable | shares	971,250
Weighted average exercise price | $ / shares	$ 0.25
0.12
Number of shares Outstanding end of period | shares	50,000
Weighted average remaining contractual life	4 years 1 month 6 days
Weighted average exercise price, ending | $ / shares	$ 0.12
Number Exercisable | shares	12,500
Weighted average exercise price | $ / shares	$ 0.12
0.12 to 0.48
Number of shares Outstanding end of period | shares	1,690,500
Weighted average remaining contractual life	2 years 8 months 27 days
Weighted average exercise price, ending | $ / shares	$ 0.29
Number Exercisable | shares	1,329,250
Weighted average exercise price | $ / shares	$ 0.32